Borrowings - Securities Covenants and Guarantees (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Borrowings
Minimum percentage of outstanding facility amount to aggregate of market value of mortgaged vessels and market value of additional security	120.00%
Minimum liquidity required at all times per entity	$ 1,500
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)	$ 45,000
Maximum percentage of total indebtedness to total assets	65.00%
Five Vessel Refinancing, Legacy Facility Refinancing and October 2015 Facility | GasLog and subsidiaries
Borrowings
Maximum percentage of total indebtedness to total assets	75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)	$ 0
Minimum percentage of EBITDA over debt service obligations on a trailing 12-month basis	110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with	$ 110,000
Minimum market value adjusted net worth	350,000
Five Vessel Refinancing, Legacy Facility Refinancing and October 2015 Facility | Minimum | GasLog and subsidiaries
Borrowings
Minimum amount of cash and cash equivalents and short term investments	$ 75,000